Condensed Statements of Combined Consolidated Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2012		Jun. 30, 2011		Jun. 30, 2012		Jun. 30, 2011
REVENUES
Affiliate	$ 32,458	[1],[2]	$ 18,878	[1],[2]	$ 58,811	[1],[2]	$ 24,440	[1],[2]
Third-party	4,427	[2]	2,688	[1],[2]	6,337	[1],[2]	4,818	[1],[2]
Total Revenues	36,885	[1],[2]	21,566	[1],[2]	65,148	[1],[2]	29,258	[1],[2]
COSTS AND EXPENSES
Operating and maintenance expenses	16,566	[2]	12,418	[1],[2]	32,142	[1],[2]	24,779	[1],[2]
Imbalance settlement gains	(2,557)	[2]	(1,301)	[1],[2]	(5,047)	[1],[2]	(2,367)	[1],[2]
Depreciation and amortization expenses	2,879	[2]	2,817	[1],[2]	5,690	[1],[2],[3]	5,638	[1],[2],[3]
General and administrative expenses	3,732	[2]	2,244	[1],[2]	7,307	[1],[2]	3,806	[1],[2]
Loss on asset disposals	0	[2]	1	[1],[2]	236	[1],[2],[3]	26	[1],[2],[3]
Total Costs and Expenses	20,620	[2]	16,179	[1],[2]	40,328	[1],[2]	31,882	[1],[2]
OPERATING INCOME (LOSS)	16,265	[2]	5,387	[1],[2]	24,820	[1],[2]	(2,624)	[1],[2]
Interest and financing costs, net	(1,039)	[2]	(461)	[1],[2]	(1,550)	[1],[2]	(461)	[1],[2]
NET INCOME (LOSS)	15,226	[1],[2]	4,926	[1],[2]	23,270	[1],[2]	(3,085)	[1],[2]
Less: Income (Loss) attributable to Predecessors	2,141	[2]	(2,969)	[1],[2]	(1,371)	[1],[2]	(10,980)	[1],[2]
Net income attributable to partners	13,085	[2]	7,895	[1],[2]	24,641	[1],[2]	7,895	[1],[2]
Less: General partner's interest in net income, including incentive distribution rights	364	[2]	157	[1],[2]	594	[1],[2]	157	[1],[2]
Limited partners' interest in net income	$ 12,721	[2]	$ 7,738	[1],[2]	$ 24,047	[1],[2]	$ 7,738	[1],[2]
Net income per limited partner unit:
Common - basic and diluted (dollars per unit)	$ 0.41	[2]	$ 0.25	[1],[2]	$ 0.79	[1],[2]	$ 0.25	[1],[2]
Subordinated - basic and diluted (dollars per unit)	$ 0.41	[2]	$ 0.25	[1],[2]	$ 0.78	[1],[2]	$ 0.25	[1],[2]
Weighted average limited partner units outstanding:
Common units - basic (units)	15,464,686		15,254,890		15,359,788		15,254,890
Common units - diluted (units)	15,489,008		15,298,205		15,393,016		15,298,205
Subordinated units - basic and diluted (units)	15,254,890		15,254,890		15,254,890		15,254,890
Cash distributions per unit (dollars per unit)	$ 0.4100		$ 0.2448		$ 0.7875		$ 0.2448

[1]	Adjusted to include the historical results of the Martinez crude oil marine terminal. See Notes A and B for further discussion.
[2]	Adjusted to include the historical results of the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.
[3]	Adjusted to include the historical results of the Martinez crude oil marine terminal and the Long Beach marine terminal and related short-haul pipelines. See Notes A and B for further discussion.